UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Executive Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	April 25, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	$353,907,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104      437 76380.000SH       SOLE                 6080.000         70300.000
AT&T Corporation               COM              001957109     1884 88453.000SH       SOLE                 2605.000         85848.000
AVX Corp.                      COM              002444107     2217 128455.000SH      SOLE                 9315.000        119140.000
AXA SA Rep 1/2 of Ord Shares   COM              054536107     1621 29610.000SH       SOLE                 4755.000         24855.000
Abbott Laboratories            COM              002824100     1980 41955.000SH       SOLE                 5870.000         36085.000
Agilent Technologies           COM              00846U101      551 17927.000SH       SOLE                 1783.000         16144.000
Alcoa, Inc.                    COM              013817101     4016 111724.000SH      SOLE                 9364.000        102640.000
Allstate Corporation           COM              020002101     4348 103677.000SH      SOLE                20880.000         82797.000
American Express Co.           COM              025816109     3912 94713.000SH       SOLE                 5770.000         88943.000
Anheuser Busch Companies Inc.  COM              035229103     7085 154260.000SH      SOLE                14880.000        139380.000
Applied Materials Inc.         COM              038222105     1876 43115.000SH       SOLE                 2280.000         40835.000
BP Amoco p.l.c.                COM              055622104     2444 49253.000SH       SOLE                 7444.000         41809.000
BankAmerica Corp               COM              060505104     5207 95103.000SH       SOLE                10737.000         84556.000
Boeing Co.                     COM              097023105     1287 23100.000SH       SOLE                 4580.000         18520.000
CIT Group                      COM              125577106     2308 79910.000SH       SOLE                 5360.000         74550.000
Canadian Pacific Limited       COM              135923100     5470 149057.000SH      SOLE                10620.000        138437.000
Cendant Corp.                  COM              151313103     3174 217520.000SH      SOLE                12660.000        204860.000
Chevron Corporation            COM              166751107     1102 12555.000SH       SOLE                  160.000         12395.000
Citigroup                      COM              172967101     6234 138605.000SH      SOLE                15615.000        123170.000
Computer Associates Internatio COM              204912109     3743 137601.000SH      SOLE                13765.000        123836.000
Conoco, Inc. Class B           COM              208251405      758 26825.250SH       SOLE                 4112.000         22713.250
Devon Energy                   COM              25179M103      459 7890.000 SH       SOLE                  650.000          7240.000
Dover Corporation              COM              260003108     4640 129457.000SH      SOLE                15350.000        114327.000
Dow Chemical                   COM              260543103     1004 31802.000SH       SOLE                 3192.000         28610.000
Dupont E I De Nemours          COM              263534109      284 6976.000 SH       SOLE                 1506.000          5470.000
Equity Residential Properties  COM              29476L107      614 11798.000SH       SOLE                                  11798.000
FedEx Corporation              COM              31428X106     5795 139035.000SH      SOLE                19320.000        119935.000
Federal National Mortgage Asso COM              313586109      762 9569.000 SH       SOLE                 2480.000          7089.000
Fleetboston Financial Corp.    COM              339030108      922 24412.000SH       SOLE                                  24412.000
Ford Motor Co.                 COM              345370860     3815 135658.867SH      SOLE                18684.982        116973.885
Freddie Mac                    COM              313400301    11683 180216.000SH      SOLE                17095.000        163351.000
Gannett Co. Inc.               COM              364730101     2777 46505.000SH       SOLE                 2285.000         44390.000
General Dynamics               COM              369550108     7139 113795.000SH      SOLE                13050.000        100745.000
General Mills                  COM              370334104      207 4812.000 SH       SOLE                                   4812.000
General Motors                 COM              370442105     1042 20090.000SH       SOLE                  520.000         19570.000
Hewlett Packard                COM              428236103     7861 251390.000SH      SOLE                27090.000        224480.000
Honeywell Inc.                 COM              438516106     9042 221612.000SH      SOLE                26115.000        195757.000
Illinois Tool Works            COM              452308109     1825 32111.000SH       SOLE                 2485.000         29786.000
Ingersoll Rand Co.             COM              456866102      854 21512.000SH       SOLE                  832.000         20680.000
Intel Corp.                    COM              458140100     7592 288547.000SH      SOLE                31020.000        257757.000
International Business Machine COM              459200101    11678 121420.000SH      SOLE                13365.000        108155.000
J.P. Morgan Chase & Co.        COM              46625H100     9911 220734.000SH      SOLE                24290.000        196654.000
Kimberly Clark Corp.           COM              494368103     4265 62873.000SH       SOLE                 6410.000         56463.000
Knight-Ridder, Inc.            COM              499040103      302 5630.000 SH       SOLE                  670.000          4960.000
Lehman Brothers                COM              524908100      799 12746.000SH       SOLE                  220.000         12526.000
Limited Inc.                   COM              532716107     7846 499130.000SH      SOLE                56490.000        443080.000
Lincoln National               COM              534187109      461 10853.000SH       SOLE                  480.000         10373.000
Lowe's Companies Inc.          COM              548661107     2735 46797.000SH       SOLE                 1985.000         45022.000
McDonald's Corp.               COM              580135101     3477 130950.000SH      SOLE                19300.000        111950.000
Merck & Company                COM              589331107      707 9315.000 SH       SOLE                  880.000          8435.000
Merrill Lynch & Co., Inc.      COM              590188108      636 11476.000SH       SOLE                  220.000         11256.000
Microsoft Corp.                COM              594918104    12249 223985.000SH      SOLE                25830.000        198365.000
Minnesota Mining & Manufacturi COM              604059105     1428 13745.000SH       SOLE                 1300.000         12445.000
Newell Rubbermaid Inc.         COM              651229106      555 20945.000SH       SOLE                 8400.000         12545.000
Oracle Corp.                   COM              68389X105      150 10000.000SH       SOLE                                  10000.000
PNC Bank Corp.                 COM              693475105      392 5790.000 SH       SOLE                  580.000          5210.000
PPG Industries Inc.            COM              693506107     1255 27232.000SH       SOLE                 1535.000         25697.000
Philip Morris Companies        COM              718154107     1479 31171.000SH       SOLE                 6925.000         24246.000
Procter & Gamble               COM              742718109     8882 141882.000SH      SOLE                17371.000        124671.000
Schering-Plough Corporation    COM              806605101      338 9260.000 SH       SOLE                 1830.000          7430.000
Sears                          COM              812387108     1258 35680.000SH       SOLE                 2320.000         33360.000
Texaco, Inc.                   COM              881694103     4780 71990.000SH       SOLE                10545.000         61445.000
Textron Inc.                   COM              883203101     1629 28653.000SH       SOLE                  948.000         27705.000
United Technologies Corp.      COM              913017109     3809 51959.000SH       SOLE                 8078.000         43881.000
Verizon Communications         COM              92343V104     6167 125098.000SH      SOLE                14364.000        110734.000
Washington Mutual              COM              939322103     4969 90757.000SH       SOLE                15550.000         75207.000
Weyerhauser Corp.              COM              962166104     2097 41286.000SH       SOLE                 3866.000         37610.000
WorldCom Inc.                  COM              98157D106    11287 604009.000SH      SOLE                75005.000        529684.000
Adams Express Co.                               006212104    30194 1723392.468SH     SOLE               212918.000        1510474.47
Bancroft Convertible                            059695106      641 30468.000SH       SOLE                                  30468.000
Castle Convertible Fund                         148443104      584 25400.000SH       SOLE                                  25400.000
Central Securities                              155123102     1403 52670.468SH       SOLE                 6830.000         45840.468
Ellsworth Convertible Fund                      289074106     1861 221546.000SH      SOLE                 3100.000        218446.000
Gabelli Convertible Securities                  36240B109      575 56400.000SH       SOLE                                  56400.000
Gabelli Global Multimedia Trus                  36239Q109     4457 434790.103SH      SOLE                47456.000        387334.103
H&Q Healthcare Investors                        404052102     1899 91325.000SH       SOLE                24290.000         67035.000
Invesco Global Health Sciences                  46128N109    15331 1172107.241SH     SOLE               137271.000        1035936.24
John Hancock Bank & Thrift Opp                  409735107    22764 2849013.443SH     SOLE               326460.000        2525653.44
Liberty All-Star Equity Fund                    530158104      276 22506.000SH       SOLE                 2806.000         19700.000
Lincoln National Convertible                    534183108      377 26500.000SH       SOLE                                  26500.000
Petroleum & Resources                           716549100     4729 173856.622SH      SOLE                24555.000        150171.622
Putnam Convertible Opportunity                  746479104      394 21566.000SH       SOLE                                  21566.000
Royce Value Trust                               780910105     6162 438592.453SH      SOLE                52516.000        386076.453
The Smallcap Fund Inc.                          831680103      295 27463.000SH       SOLE                 2010.000         25453.000
Tri-Continental                                 895436103    26453 1280374.237SH     SOLE               151827.000        1129377.24
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